Tax	12 Months Ended
Dec. 31, 2016
Tax
28 Tax
Details of current and deferred taxes
in	2016	2015	2014
Current and deferred taxes (CHF million)
Switzerland	133	28	99
Foreign	501	463	622
Current income tax expense	634	491	721
Switzerland	(125)	196	(321)
Foreign	(68)	(164)	1,005
Deferred income tax expense/(benefit)	(193)	32	684
Income tax expense	441	523	1,405
Income tax expense on discontinued operations	0	0	40
Income tax expense/(benefit) reported in shareholders' equity related to:
Gains/(losses) on cash flow hedges	(6)	(4)	4
Cumulative translation adjustment	(4)	(14)	(117)
Unrealized gains/(losses) on securities	1	(2)	5
Actuarial gains/(losses)	136	(174)	(375)
Net prior service credit/(cost)	10	37	(11)
Share-based compensation and treasury shares	104	25	71
Reconciliation of taxes computed at the Swiss statutory rate
in	2016	2015	2014
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	2,111	1,746	401
Foreign	(4,377)	(4,168)	3,226
Income/(loss) from continuing operations before taxes	(2,266)	(2,422)	3,627
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	(499)	(533)	798
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(498)	(715)	314
Non-deductible amortization of other intangible assets and goodwill impairment	1	1,432	6
Other non-deductible expenses	1,540	391	666
Additional taxable income	87	16	4
Lower taxed income	(219)	(276)	(272)
(Income)/loss taxable to noncontrolling interests	(11)	6	(163)
Changes in tax law and rates	145	347	151
Changes in deferred tax valuation allowance	76	(103)	1,064
Change in recognition of outside basis difference	218	262	(450)
Tax deductible impairments of Swiss subsidiary investments	(68)	(258)	(555)
Other	(331)	(46)	(158)
Income tax expense	441	523	1,405
2016
Foreign tax rate differential of CHF 498 million reflected a foreign tax benefit mainly driven by losses made in higher tax jurisdictions, such as the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly the Bahamas. The foreign tax rate expense of CHF 433 million was not only impacted by the foreign tax benefit based on statutory tax rates but also by tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 1,540 million included the impact of CHF 983 million related to the non-deductible portion of the litigation provisions and settlement charges, CHF 420 million relating to non-deductible interest expenses, CHF 52 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 31 million related to non-deductible foreign exchange losses, CHF 25 million related to onerous lease provisions, and other various smaller non-deductible expenses of CHF 29 million.
Lower taxed income of CHF 219 million included a tax benefit of CHF 71 million related to non-taxable life insurance income, CHF 58 million related to non-taxable dividend income, CHF 19 million in respect of income taxed at rates lower than the statutory tax rate, CHF 11 million related to exempt income, and various smaller items.
Changes in tax law and rates of CHF 145 million reflected a tax expense of CHF 139 million caused by the reduction of deferred tax assets from the enactment of UK corporation tax rate changes, and CHF 6 million related to changes in other countries.
Changes in deferred tax valuation allowances of CHF 76 million included the net impact of the increase in valuation allowances on deferred tax assets of CHF 308 million, mainly in respect of four of the Group’s operating entities, two in the UK, one in Hong Kong and one in Switzerland. Additionally, 2016 included an accrual of valuation allowances of CHF 91 million for previously recognized deferred tax assets in respect of one of the Group’s operating entities in Hong Kong. Also included was a tax benefit from the release of valuation allowances of CHF 193 million, mainly in respect of one of the Group’s operating entities in the UK. The change in UK corporation tax rates caused a release of valuation allowances of CHF 130 million in respect of four of the Group’s operating entities in the UK.
Change in recognition of outside basis difference of CHF 218 million reflected a tax expense related to the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 331 million included a tax benefit of CHF 392 million relating to the re-assessment of deferred tax balances in Switzerland reflecting changes in forecasted future profitability, CHF 37 million from own credit valuation gains and CHF 33 million from prior year adjustments, partially offset by CHF 89 million tax litigation expense and associated interest and penalties relating to two Italian income tax matters which have been resolved as part of an agreement with the Italian tax authorities, and CHF 22 million relating to the increase of tax contingency accruals. The remaining balance included various smaller items.
> Refer to “Note 39 – Litigation” for further information on the Italian tax matters.
2015
Foreign tax rate differential of CHF 715 million reflected a foreign tax benefit mainly driven by losses made in higher tax jurisdictions, such as Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The foreign tax rate benefit in relation to total foreign tax expense of CHF 299 million was more than offset by tax impacts related to additional reconciling items as explained below.
Non-deductible amortization of other intangible assets and goodwill impairment of CHF 1,432 million reflected the non-deductible nature of the goodwill impairment.
Other non-deductible expenses of CHF 391 million included the impact of CHF 219 million relating to non-deductible interest expenses, CHF 69 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 50 million related to the non-deductible portion of the litigation provisions and settlement charges, and other various smaller non-deductible expenses of CHF 53 million.
Lower taxed income of CHF 276 million included a tax benefit of CHF 59 million related to non-taxable dividend income, CHF 58 million related to non-taxable life insurance income, CHF 50 million related to exempt income, CHF 49 million related to non-taxable foreign exchange gains, CHF 16 million in respect of income taxed at rates lower than the statutory tax rate, and various smaller items.
Changes in tax law and rates of CHF 347 million reflected a tax expense of CHF 189 million related to the change in New York City tax law, CHF 175 million caused by the reduction of deferred tax assets from the enactment of UK corporation tax rate changes and introduction of the bank corporation tax surcharge, and CHF 10 million related to changes in other countries, partially offset by a tax benefit of CHF 16 million from a change in the Brazil tax rate and CHF 11 million related to a change in New York state tax law.
Changes in deferred tax valuation allowances of CHF 103 million included the net impact of the release of valuation allowances of CHF 109 million, mainly in respect of two of the Group’s operating entities, one in the UK and one in Hong Kong, relating to current year earnings. Additionally, 2015 included a release of valuation allowances of CHF 88 million for previously recognized deferred tax assets in respect of one of the Group’s operating entities in Hong Kong. The change in UK corporation tax rates and introduction of the bank corporation tax surcharge in 2015 caused a release of valuation allowances of CHF 162 million in respect of four of the Group’s operating entities in the UK. Also included was a tax expense of CHF 256 million resulting from the increase in valuation allowances on deferred tax assets mainly from three of the Group’s operating entities, two in the UK and one in Switzerland.
Change in recognition of outside basis difference of CHF 262 million reflected a tax expense related to the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 46 million included a tax benefit of CHF 155 million relating to the re-assessment of deferred tax balances in Switzerland reflecting changes in forecasted future profitability, partially offset by a tax expense of CHF 48 million relating to the increase of tax contingency accruals and a tax expense of CHF 28 million from prior year adjustments. The remaining balance included various smaller items.
2014
Foreign tax rate differential of CHF 314 million reflected a foreign tax expense in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The total foreign tax expense of CHF 1,627 million was not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 666 million included the impact of CHF 390 million relating to the non-deductible portion of the litigation provisions and settlement charges, non-deductible interest expenses of CHF 179 million, non-deductible bank levy costs and other non-deductible compensation expenses and management costs of CHF 59 million, and other various smaller non-deductible expenses of CHF 38 million.
Lower taxed income of CHF 272 million included a tax benefit of CHF 84 million related to non-taxable dividend income, CHF 56 million related to non-taxable life insurance income, CHF 35 million in respect of income taxed at rates lower than the statutory tax rate, CHF 34 million related to exempt offshore income and various smaller items.
Changes in tax law and rates of CHF 151 million reflected a tax expense related to the change in New York state tax law.
Changes in deferred tax valuation allowances of CHF 1,064 million included the net impact of the increase of valuation allowances of CHF 427 million, mainly in respect of six of the Group’s operating entities, three in the UK and one in each of Germany, Italy and Switzerland, relating to current year earnings. Additionally, 2014 included an increase in valuation allowance for previously recognized deferred tax assets in respect of two of the Group’s operating entities in the UK of CHF 662 million. Also included was a tax benefit of CHF 25 million resulting from the release of valuation allowances on deferred tax assets from one of the Group’s operating entities in Spain.
Change in recognition of outside basis difference of CHF 450 million reflected a tax benefit related to the enactment of a Swiss GAAP change impacting the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 158 million included a tax benefit of CHF 189 million following audit closures and tax settlements, together with a benefit of CHF 7 million relating to the decrease of tax contingency accruals, partially offset by CHF 30 million return to accrual adjustments and a tax expense of CHF 27 million relating to non-recoverable foreign and withholding taxes. The remaining balance included various smaller items.
As of December 31, 2016, the Group had accumulated undistributed earnings from foreign subsidiaries of CHF 5.4 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Deferred tax assets and liabilities
end of	2016	2015
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	1,992	2,425
Loans	326	326
Investment securities	469	548
Provisions	1,341	1,718
Derivatives	105	117
Real estate	347	340
Net operating loss carry-forwards	6,548	5,838
Other	119	116
Gross deferred tax assets before valuation allowance	11,247	11,428
Less valuation allowance	(4,188)	(3,905)
Gross deferred tax assets net of valuation allowance	7,059	7,523
Compensation and benefits	(252)	(211)
Loans	(29)	(31)
Investment securities	(267)	(282)
Provisions	(360)	(449)
Business combinations	(1)	(1)
Derivatives	(238)	(187)
Leasing	(8)	(18)
Real estate	(51)	(66)
Other	(154)	(153)
Gross deferred tax liabilities	(1,360)	(1,398)
Net deferred tax assets	5,699	6,125
of which deferred tax assets	5,828	6,179
of which net operating losses	2,178	1,754
of which deductible temporary differences	3,650	4,425
of which deferred tax liabilities	(129)	(54)
The decrease in net deferred tax assets from 2015 to 2016 of CHF 426 million was primarily due to the impact of CHF 750 million in connection with the establishment of Credit Suisse (Schweiz) AG and the tax impacts directly recorded in equity and other comprehensive income, mainly related to the net impact of share-based compensation, pension plan re-measurement and other tax recorded directly in equity of CHF 312 million. These decreases were partially offset by an increase of deferred tax assets of CHF 176 million from the re-measurement of deferred tax balances in Switzerland and Hong Kong, CHF 254 million related to current year earnings, and foreign exchange translation gains of CHF 206 million, which are included within the currency translation adjustments recorded in AOCI.
The most significant net deferred tax assets arise in the US and Switzerland and these decreased from CHF 5,515 million, net of a valuation allowance of CHF 3,196 million as of the end of 2015, to CHF 5,329 million, net of a valuation allowance of CHF 3,339 million as of the end of 2016.
Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Group recorded a valuation allowance against deferred tax assets in the amount of CHF 4.2 billion as of December 31, 2016 compared to CHF 3.9 billion as of December 31, 2015.
Amounts and expiration dates of net operating loss carry-forwards
end of 2016	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	1,505
Due to expire within 2 to 5 years	3,280
Due to expire within 6 to 10 years	9,826
Due to expire within 11 to 20 years	5,376
Amount due to expire	19,987
Amount not due to expire	17,556
Total net operating loss carry-forwards	37,543
Movements in the valuation allowance
in	2016	2015	2014
Movements in the valuation allowance (CHF million)
Balance at beginning of period	3,905	4,107	2,705
Net changes	283	(202)	1,402
Balance at end of period	4,188	3,905	4,107
As part of its normal practice, the Group has conducted a detailed evaluation of its expected future results. This evaluation is dependent on management estimates and assumptions in developing the expected future results, which are based on a strategic business planning process influenced by current economic conditions and assumptions of future economic conditions that are subject to change. This evaluation took into account both positive and negative evidence related to expected future taxable income and also considered stress scenarios. This evaluation has indicated the expected future results that are likely to be earned in jurisdictions where the Group has significant gross deferred tax assets, primarily in the US, Switzerland and UK. The Group then compared those expected future results with the applicable law governing utilization of deferred tax assets. US tax law allows for a 20-year carry-forward period for net operating losses, Swiss tax law allows for a seven-year carry-forward period for net operating losses and UK tax law allows for an unlimited carry-forward period for net operating losses.
Tax benefits associated with share-based compensation
in	2016	2015	2014
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	391	448	505
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(110)	(28)	(70)
Tax benefits in respect of tax on dividend equivalent payments	0	0	1
1 Calculated at the statutory tax rate before valuation allowance considerations.
> Refer to “Note 29 – Employee deferred compensation” for further information on share-based compensation.
If, upon settlement of share-based compensation, the tax deduction exceeds the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the utilized tax benefit associated with any excess deduction is considered a “windfall” and recognized in shareholders’ equity as additional paid-in capital and reflected as a financing cash inflow in the consolidated statements of cash flows. If, upon settlement, the tax deduction is lower than the cumulative compensation cost that the Group had recognized in the consolidated financial statements, the tax charge associated with the lower deduction is considered a “shortfall”. Tax charges arising on shortfalls are recognized in shareholders’ equity to the extent that any shortfalls are lower than the cumulative windfalls, otherwise the tax charge is recognized in the consolidated statements of operations. However, windfall deductions and dividend equivalents aggregating CHF 1.1 billion and CHF 1.1 billion at the end of 2016 and 2015, respectively, did not result in a reduction of income taxes payable because certain entities were in a net operating loss position. When the income tax benefit of these deductions is realized, an estimated CHF 85 million tax benefit will be recorded in retained earnings.
> Refer to “Note 2 – Recently issued accounting standards” for further information on the adoption of ASU 2016-09.
Uncertain tax positions
US GAAP requires a two-step process in evaluating uncertain income tax positions. In the first step, an enterprise determines whether it is more likely than not that an income tax position will be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Income tax positions meeting the more-likely-than-not recognition threshold are then measured to determine the amount of benefit eligible for recognition in the consolidated financial statements. Each income tax position is measured at the largest amount of tax benefit that is more likely than not to be realized upon ultimate settlement.
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
	2016	2015	2014
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	369	389	423
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	52	44	2
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(43)	(3)	(47)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	17	15	39
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(2)	0	(10)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(7)	(22)	(24)
Other (including foreign currency translation)	24	(54)	6
Balance at end of period	410	369	389
of which, if recognized, would affect the effective tax rate	410	369	389
Interest and penalties
in	2016	2015	2014
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	2	13	16
Interest and penalties recognized in the consolidated balance sheets	86	86	86
Interest and penalties are reported as tax expense. The Group is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date.
It is reasonably possible that there will be a decrease of between zero and CHF 116 million in unrecognized tax benefits within 12 months of the reporting date.
The Group remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Japan – 2012; Switzerland – 2011; Brazil – 2010; the US – 2010; the UK – 2009; and the Netherlands – 2005.

Bank
Tax
27 Tax
Details of current and deferred taxes
in	2016	2015	2014
Current and deferred taxes (CHF million)
Switzerland	91	(25)	56
Foreign	499	462	624
Current income tax expense	590	437	680
Switzerland	(166)	166	(384)
Foreign	(67)	(164)	1,003
Deferred income tax expense	(233)	2	619
Income tax expense	357	439	1,299
Income tax expense on discontinued operations	0	0	40
Income tax expense/(benefit) reported in shareholder's equity related to:
Gains/(losses) on cash flow hedges	(6)	(4)	4
Cumulative translation adjustment	(4)	(14)	(117)
Unrealized gains/(losses) on securities	1	(3)	7
Actuarial gains/(losses)	87	14	(27)
Net prior service cost	0	(9)	9
Share-based compensation and treasury shares	106	28	68
Reconciliation of taxes computed at the Swiss statutory rate
in	2016	2015	2014
Income/(loss) from continuing operations before taxes (CHF million)
Switzerland	1,677	1,315	(179)
Foreign	(4,445)	(4,253)	3,140
Income/(loss) from continuing operations before taxes	(2,768)	(2,938)	2,961
Reconciliation of taxes computed at the Swiss statutory rate (CHF million)
Income tax expense/(benefit) computed at the statutory tax rate of 22%	(609)	(646)	651
Increase/(decrease) in income taxes resulting from
Foreign tax rate differential	(541)	(731)	347
Non-deductible amortization of other intangible assets and goodwill impairment	1	1,432	6
Other non-deductible expenses	1,533	389	666
Additional taxable income	87	15	2
Lower taxed income	(216)	(272)	(265)
(Income)/loss taxable to noncontrolling interests	(10)	7	(173)
Changes in tax law and rates	145	347	151
Changes in deferred tax valuation allowance	76	(108)	1,071
Change in recognition of outside basis difference	211	262	(450)
Tax deductible impairments of Swiss subsidiary investments	(68)	(258)	(555)
Other	(252)	2	(152)
Income tax expense	357	439	1,299
2016
Foreign tax rate differential of CHF 541 million reflected a foreign tax benefit mainly driven by losses made in higher tax jurisdictions, such as the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly the Bahamas. The foreign tax rate expense of CHF 432 million was not only impacted by the foreign tax benefit based on statutory tax rates but also by tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 1,533 million included the impact of CHF 983 million related to the non-deductible portion of the litigation provisions and settlement charges, CHF 420 million relating to non-deductible interest expenses, CHF 52 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 31 million related to non-deductible foreign exchange losses, CHF 25 million related to onerous lease provisions, and other various smaller non-deductible expenses of CHF 22 million.
Lower taxed income of CHF 216 million included a tax benefit of CHF 71 million related to non-taxable life insurance income, CHF 58 million related to non-taxable dividend income, CHF 19 million in respect of income taxed at rates lower than the statutory tax rate, CHF 11 million related to exempt income, and various smaller items.
Changes in tax law and rates of CHF 145 million reflected a tax expense of CHF 139 million caused by the reduction of deferred tax assets from the enactment of UK corporation tax rate changes, and CHF 6 million related to changes in other countries.
Changes in deferred tax valuation allowances of CHF 76 million included the net impact of the increase in valuation allowances on deferred tax assets of CHF 308 million, mainly in respect of four of the Bank’s operating entities, two in the UK, one in Hong Kong and one in Switzerland. Additionally, 2016 included an accrual of valuation allowances of CHF 91 million for previously recognized deferred tax assets in respect of one of the Bank’s operating entities in Hong Kong. Also included was a tax benefit from the release of valuation allowances of CHF 193 million, mainly in respect of one of the Bank’s operating entities in the UK. The change in UK corporation tax rates caused a release of valuation allowances of CHF 130 million in respect of four of the Bank’s operating entities in the UK.
Change in recognition of outside basis difference of CHF 211 million reflected a tax expense related to the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 252 million included a tax benefit of CHF 340 million relating to the re-assessment of deferred tax balances in Switzerland reflecting changes in forecasted future profitability and CHF 33 million from prior year adjustments, partially offset by CHF 89 million tax litigation expense and associated interest and penalties relating to two Italian income tax matters which have been resolved as part of an agreement with the Italian tax authorities, and CHF 22 million relating to the increase of tax contingency accruals. The remaining balance included various smaller items.
> Refer to “Note 38 – Litigation” for further information on the Italian tax matters.
2015
Foreign tax rate differential of CHF 731 million reflected a foreign tax benefit mainly driven by losses made in higher tax jurisdictions, such as Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The foreign tax rate benefit in relation to total foreign tax expense of CHF 298 million was more than offset by tax impacts related to additional reconciling items as explained below.
Non-deductible amortization of other intangible assets and goodwill impairment of CHF 1,432 million reflected the non-deductible nature of the goodwill impairment.
Other non-deductible expenses of CHF 389 million included the impact of CHF 219 million relating to non-deductible interest expenses, CHF 69 million related to non-deductible bank levy costs and other non-deductible compensation expenses and management costs, CHF 50 million related to the non-deductible portion of the litigation provisions and settlement charges, and other various smaller non-deductible expenses of CHF 51 million.
Lower taxed income of CHF 272 million included a tax benefit of CHF 59 million related to non-taxable dividend income, CHF 58 million related to non-taxable life insurance income, CHF 50 million related to exempt income, CHF 49 million related to non-taxable foreign exchange gains, CHF 16 million in respect of income taxed at rates lower than the statutory tax rate, and various smaller items.
Changes in tax law and rates of CHF 347 million reflected a tax expense of CHF 189 million related to the change in New York City tax law, CHF 175 million caused by the reduction of deferred tax assets from the enactment of UK corporation tax rate changes and introduction of the bank corporation tax surcharge, and CHF 10 million related to changes in other countries, partially offset by a tax benefit of CHF 16 million from a change in the Brazil tax rate and CHF 11 million related to a change in New York state tax law.
Changes in deferred tax valuation allowances of CHF 108 million included the net impact of the release of valuation allowances of CHF 109 million, mainly in respect of two of the Bank’s operating entities, one in the UK and one in Hong Kong, relating to current year earnings. Additionally, 2015 included a release of valuation allowances of CHF 88 million for previously recognized deferred tax assets in respect of one of the Bank’s operating entities in Hong Kong. The change in UK corporation tax rates and introduction of the bank corporation tax surcharge in 2015 caused a release of valuation allowances of CHF 162 million in respect of four of the Bank’s operating entities in the UK. Also included was a tax expense of CHF 251 million resulting from the increase in valuation allowances on deferred tax assets mainly from three of the Bank’s operating entities, two in the UK and one in Switzerland.
Change in recognition of outside basis difference of CHF 262 million reflected a tax expense related to the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 2 million included a tax expense of CHF 48 million relating to the increase of tax contingency accruals, a tax expense of CHF 28 million from prior year adjustments and various smaller items, partially offset by a tax benefit of CHF 109 million relating to the re-assessment of deferred tax balances in Switzerland reflecting changes in forecasted future profitability.
2014
Foreign tax rate differential of CHF 347 million reflected a foreign tax expense in respect of profits earned in higher tax jurisdictions, mainly Brazil and the US, partially offset by foreign tax rate differential related to profits earned in lower tax jurisdictions, mainly Guernsey and the Bahamas. The total foreign tax expense of CHF 1,627 million was not only impacted by the foreign tax expense based on statutory tax rates but also by tax impacts related to additional reconciling items as explained below.
Other non-deductible expenses of CHF 666 million included the impact of CHF 390 million relating to the non-deductible portion of the litigation provisions and settlement charges, non-deductible interest expenses of CHF 179 million, non-deductible bank levy costs and other non-deductible compensation expenses and management costs of CHF 59 million, and other various smaller non-deductible expenses of CHF 38 million.
Lower taxed income of CHF 265 million included a net tax benefit of CHF 84 million related to non-taxable dividend income, CHF 56 million related to non-taxable life insurance income, CHF 35 million in respect of income taxed at rates lower than the statutory tax rate, CHF 34 million related to exempt offshore income and various smaller items.
Changes in tax law and rates of CHF 151 million reflected a tax expense related to the change in New York state tax law.
Changes in deferred tax valuation allowances of CHF 1,071 million included the net impact of the increase of valuation allowances of CHF 434 million, mainly in respect of six of the Bank’s operating entities, three in the UK and one in each of Germany, Italy and Switzerland, relating to current year’s earnings. Additionally, 2014 included an increase in valuation allowance for previously recognized deferred tax assets in respect of two of the Bank’s operating entities in the UK of CHF 662 million. Also included was a tax benefit of CHF 25 million resulting from the release of valuation allowances on deferred tax assets from one of the Bank’s operating entities in Spain.
Change in recognition of outside basis difference of CHF 450 million reflected a tax benefit related to the enactment of a Swiss GAAP change impacting the expected reversal of the outside basis differences relating to Swiss subsidiary investments.
Other of CHF 152 million included a tax benefit of CHF 189 million following audit closures and tax settlements, together with a benefit of CHF 4 million relating to the decrease of tax contingency accruals, partially offset by CHF 33 million return to accrual adjustments and a tax expense of CHF 26 million relating to non-recoverable foreign and withholding taxes. The remaining balance included various smaller items.
As of December 31, 2016, the Bank had accumulated undistributed earnings from foreign subsidiaries of CHF 5.0 billion. No deferred tax liability was recorded in respect of those amounts as these earnings are considered indefinitely reinvested. It is not practicable to estimate the amount of unrecognized deferred tax liabilities for these undistributed foreign earnings.
Deferred tax assets and liabilities
end of	2016	2015
Deferred tax assets and liabilities (CHF million)
Compensation and benefits	1,990	2,316
Loans	326	326
Investment securities	467	547
Provisions	1,341	1,718
Derivatives	100	117
Real estate	346	340
Net operating loss carry-forwards	6,523	5,831
Other	116	113
Gross deferred tax assets before valuation allowance	11,209	11,308
Less valuation allowance	(4,168)	(3,898)
Gross deferred tax assets net of valuation allowance	7,041	7,410
Compensation and benefits	(238)	(211)
Loans	(29)	(31)
Investment securities	(251)	(273)
Provisions	(359)	(449)
Business combinations	(1)	(1)
Derivatives	(238)	(187)
Leasing	(8)	(18)
Real estate	(51)	(66)
Other	(147)	(147)
Gross deferred tax liabilities	(1,322)	(1,383)
Net deferred tax assets	5,719	6,027
of which deferred tax assets	5,815	6,068
of which net operating losses	2,172	1,753
of which deductible temporary differences	3,643	4,315
of which deferred tax liabilities	(96)	(41)
The decrease in net deferred tax assets from 2015 to 2016 of CHF 308 million was primarily due to the impact of CHF 750 million in connection with the establishment of Credit Suisse (Schweiz) AG and the tax impacts directly recorded in equity and other comprehensive income, mainly related to the net impact of share-based compensation, pension plan re-measurement and other tax recorded directly in equity of CHF 229 million. These decreases were partially offset by an increase of deferred tax assets of CHF 176 million from the re-measurement of deferred tax balances in Switzerland and Hong Kong, CHF 289 million related to current year earnings, and foreign exchange translation gains of CHF 206 million, which are included within the currency translation adjustments recorded in accumulated other comprehensive income/(loss) (AOCI).
Due to uncertainty concerning its ability to generate the necessary amount and mix of taxable income in future periods, the Bank recorded a valuation allowance against deferred tax assets in the amount of CHF 4.2 billion as of December 31, 2016 compared to CHF 3.9 billion as of December 31, 2015.
Amounts and expiration dates of net operating loss carry-forwards
end of 2016	Total
Net operating loss carry-forwards (CHF million)
Due to expire within 1 year	1,505
Due to expire within 2 to 5 years	3,277
Due to expire within 6 to 10 years	9,556
Due to expire within 11 to 20 years	5,376
Amount due to expire	19,714
Amount not due to expire	17,556
Total net operating loss carry-forwards	37,270
Movements in the valuation allowance
in	2016	2015	2014
Movements in the valuation allowance (CHF million)
Balance at beginning of period	3,898	4,107	2,704
Net changes	270	(209)	1,403
Balance at end of period	4,168	3,898	4,107
Tax benefits associated with share-based compensation
in	2016	2015	2014
Tax benefits associated with share-based compensation (CHF million)
Tax benefits recorded in the consolidated statements of operations [1]	390	447	506
Windfall tax benefits/(shortfall tax charges) recorded in additional paid-in capital	(110)	(28)	(69)
Tax benefits in respect of tax on dividend equivalent payments	0	0	1
1 Calculated at the statutory tax rate before valuation allowance considerations.
> Refer to “Note 28 – Employee deferred compensation” for further information on share-based compensation.
Windfall deductions and dividend equivalents aggregating CHF 1.1 billion and CHF 1.1 billion at the end of 2016 and 2015, respectively, did not result in a reduction of income taxes payable because certain entities were in a net operating loss position. When the income tax benefit of these deductions is realized, an estimated CHF 85 million tax benefit will be recorded in retained earnings.
> Refer to “Note 2 – Recently issued accounting standards” for further information on the adoption of ASU 2016-09.
Uncertain tax positions
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
in	2016	2015	2014
Movements in gross unrecognized tax benefits (CHF million)
Balance at beginning of period	360	382	416
Increases in unrecognized tax benefits as a result of tax positions taken during a prior period	52	44	2
Decreases in unrecognized tax benefits as a result of tax positions taken during a prior period	(43)	(3)	(47)
Increases in unrecognized tax benefits as a result of tax positions taken during the current period	17	15	37
Decreases in unrecognized tax benefits relating to settlements with tax authorities	(2)	0	(10)
Reductions to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(7)	(22)	(24)
Other (including foreign currency translation)	24	(56)	8
Balance at end of period	401	360	382
of which, if recognized, would affect the effective tax rate	401	360	382
Interest and penalties
in	2016	2015	2014
Interest and penalties (CHF million)
Interest and penalties recognized in the consolidated statements of operations	2	13	21
Interest and penalties recognized in the consolidated balance sheets	85	85	85
Interest and penalties are reported as tax expense. The Bank is currently subject to ongoing tax audits, inquiries and litigation with the tax authorities in a number of jurisdictions, including Brazil, the Netherlands, the US, the UK and Switzerland. Although the timing of completion is uncertain, it is reasonably possible that some of these will be resolved within 12 months of the reporting date.
It is reasonably possible that there will be a decrease of between zero and CHF 116 million in unrecognized tax benefits within 12 months of the reporting date.
The Bank remains open to examination from federal, state, provincial or similar local jurisdictions from the following years onward in these major countries: Japan – 2012; Switzerland – 2011; Brazil – 2010; the US – 2010; the UK – 2009; and the Netherlands – 2005.
> Refer to “Note 28 – Tax” in V – Consolidated financial statements – Credit Suisse Group for further information.